Morgan Stanley Europe Opportunity Fund, Inc.
Consolidated Portfolio of Investments ◾ July 31, 2023 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (91.6%)
	Denmark (7.9%)
	Air Freight & Logistics
65,459	DSV AS	$13,100,963
	France (12.1%)
	Beverages
32,192	Pernod Ricard SA	7,097,420
	Textiles, Apparel & Luxury Goods
5,833	Hermes International	12,909,973
	Total France	20,007,393
	Germany (7.7%)
	Consumer Staples Distribution & Retail
180,857	HelloFresh SE (a)	5,157,153
	Textiles, Apparel & Luxury Goods
24,401	Adidas AG	4,926,197
39,054	Puma SE	2,639,319
		7,565,516
	Total Germany	12,722,669
	Italy (12.1%)
	Beverages
537,263	Davide Campari-Milano NV	7,225,586
	Textiles, Apparel & Luxury Goods
179,243	Moncler SpA	12,936,614
	Total Italy	20,162,200
	Netherlands (9.5%)
	Financial Services
4,405	Adyen NV (a)	8,175,745
	Semiconductors & Semiconductor Equipment
10,589	ASML Holding NV	7,584,570
	Total Netherlands	15,760,315
NUMBER OF SHARES		VALUE
	Norway (1.3%)
	Machinery
890,228	AutoStore Holdings Ltd. (a)(b)	$2,220,123
	Poland (1.4%)
	Broadline Retail
267,302	Allegro.eu SA (a)	2,356,669
	Sweden (5.2%)
	Biotechnology
49,595	Vitrolife AB	735,917
	Hotels, Restaurants & Leisure
63,983	Evolution AB	7,889,909
	Total Sweden	8,625,826
	Switzerland (17.4%)
	Food Products
57	Chocoladefabriken Lindt & Spruengli AG (Registered)	6,927,518
	Health Care Equipment & Supplies
50,248	Straumann Holding AG (Registered)	8,314,682
	Marine Transportation
23,147	Kuehne & Nagel International AG (Registered)	7,242,602
	Textiles, Apparel & Luxury Goods
12,993	Cie Financiere Richemont SA, Class A (Registered)	2,092,299
120,993	On Holding AG, Class A (a)	4,355,748
		6,448,047
	Total Switzerland	28,932,849
	United Kingdom (11.2%)
	Beverages
120,708	Diageo PLC	5,267,970
312,378	Fevertree Drinks PLC	5,380,817
		10,648,787
	Hotels, Restaurants & Leisure
2,687,244	Deliveroo PLC (a)	4,531,363

Morgan Stanley Europe Opportunity Fund, Inc.
Consolidated Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
NUMBER OF SHARES		VALUE
	Interactive Media & Services
471,993	Rightmove PLC	$3,458,287
	Total United Kingdom	18,638,437
	United States (5.8%)
	Entertainment
64,853	Spotify Technology SA (a)	9,689,687
	Total Common Stocks (Cost $120,823,389)	152,217,131

NUMBER OF SHARES (000)
Short-Term Investment (7.3%)
Investment Company (7.3%)
12,165	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $12,164,804)	12,164,804

Total Investments (Cost $132,988,193) including $1,790,959 of Securities Loaned (d)(e)(f)	98.9%	164,381,935
Other Assets in Excess of Liabilities	1.1	1,804,547
Net Assets	100.0%	166,186,482

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)
All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2023, were$1,790,959 and $1,937,358 respectively. The Fund
received non-cash collateral of$1,937,358 in the form of
U.S. Government obligations, which the Fund cannot sell or re-
pledge and accordingly are not reflected in the Consolidated
Portfolio of Investments. The Fund has the right under the
securities lending agreement to recover the securities from the borrower on demand.

(c)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Treasury Securities Portfolio - (the
"Liquidity Funds"), an open-end management investment
company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its
pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2023, advisory fees paid were
reduced by $6,072 relating to the Fund's investment in the
Liquidity Funds.

(d)
The Fund is permitted to purchase and sell securities ("cross-
trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to
procedures approved by the Directors in compliance with
Rule 17a−7 under the Act (the "Rule"). Each cross-trade is
executed at the current market price in compliance with
provisions of the Rule. For the nine months ended July 31,
2023, the Fund did not engage in any cross-trade transactions.

(e)
The fair value and percentage of net assets, $138,171,696 and
83.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international
investments as described in the Notes to Consolidated Portfolio of Investments.

(f)
At July 31, 2023, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $35,433,425
and the aggregate gross unrealized depreciation is $4,049,683, resulting in net unrealized appreciation of $31,383,742.

Consolidated Summary of Investments
Industry	Value	Percent of Total Investments
Textiles, Apparel & Luxury Goods	$39,860,150	24.2%
Beverages	24,971,793	15.2
Air Freight & Logistics	13,100,963	8.0
Hotels, Restaurants & Leisure	12,421,272	7.6
Investment Company	12,164,804	7.4
Entertainment	9,689,687	5.9
Health Care Equipment & Supplies	8,314,682	5.1
Financial Services	8,175,745	5.0
Semiconductors & Semiconductor Equipment	7,584,570	4.6
Marine Transportation	7,242,602	4.4
Food Products	6,927,518	4.2
Consumer Staples Distribution & Retail	5,157,153	3.1
Interactive Media & Services	3,458,287	2.1
Broadline Retail	2,356,669	1.4
Machinery	2,220,123	1.4
Biotechnology	735,917	0.4
Total Investments	$164,381,935	100.0%

Morgan Stanley Europe Opportunity Fund, Inc.
Notes to Consolidated Portfolio of Investments ◾ July 31, 2023 (unaudited)
Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser

Morgan Stanley Europe Opportunity Fund, Inc.
Notes to Consolidated Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
In connection with Rule 2a−5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
•Level 1 — unadjusted quoted prices in active markets for identical investments
•Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded

Morgan Stanley Europe Opportunity Fund, Inc.
Notes to Consolidated Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$13,100,963	$—	$13,100,963
Beverages	—	24,971,793	—	24,971,793
Biotechnology	—	735,917	—	735,917
Broadline Retail	—	2,356,669	—	2,356,669
Consumer Staples Distribution & Retail	—	5,157,153	—	5,157,153
Entertainment	9,689,687	—	—	9,689,687
Financial Services	—	8,175,745	—	8,175,745
Food Products	—	6,927,518	—	6,927,518
Health Care Equipment & Supplies	—	8,314,682	—	8,314,682
Hotels, Restaurants & Leisure	—	12,421,272	—	12,421,272
Interactive Media & Services	—	3,458,287	—	3,458,287
Machinery	—	2,220,123	—	2,220,123
Marine Transportation	—	7,242,602	—	7,242,602
Semiconductors & Semiconductor Equipment	—	7,584,570	—	7,584,570
Textiles, Apparel & Luxury Goods	4,355,748	35,504,402	—	39,860,150
Total Common Stocks	14,045,435	138,171,696	—	152,217,131
Short-Term Investment
Investment Company	12,164,804	—	—	12,164,804
Total	$26,210,239	$138,171,696	$—	$164,381,935
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.